Geographic Information and Segments (Tables)	12 Months Ended
Dec. 31, 2025
Geographic Information and Segments [Abstract]
Schedule of Revenues by Geographical Areas	Revenues by geographical areas from external customers:
	Year ended December 31,
	2025	2024	2023

Israel	$975,656	$5,541,476	$3,054,021
United Kingdom	345,562	228,795	446,684
Australia	7,500	3,750	469,365
USA	12,500	203,595	950
Rest of the world	-	101,337	60,083

	$1,341,218	$6,078,953	$4,031,103

Schedule of Percentage from Total Revenues	Major customers by percentage from total revenues:
	Year ended December 31,
	2025	2024	2023
	%

Customer A	25.8	3.8	11.1
Customer B	18.7	29	17.1
Customer C	6.6	15.6	4.6